LIABILITY FOR LOANS SOLD (Tables)	12 Months Ended
Sep. 30, 2013
LIABILITY FOR LOANS SOLD
Summary of principal balance of mortgage loan repurchase demands on loans previously sold
	2013	2012
Received during period	$8,720,000	$16,639,000
Resolved during period	8,148,000	20,228,000
Unresolved at end of period	5,638,000	5,066,000

Summary of the changes in the mortgage loan repurchase reserve

	2013	2012
Balance at beginning of period	$977,134	$1,257,146
Provisions charged to expense	951,065	2,005,865
Amounts paid to resolve demands	(575,104)	(2,285,877)
Balance at end of period	$1,353,095	$977,134

Summary of the manner in which the Company resolved mortgage loan repurchase demands received from its investors

	2013		2012
	Principal Balance of Loans Involved in Existing Claims That Were Resolved	Payments Charged to Liability for Loans Sold	Principal Balance of Loans Involved in Existing Claims That Were Resolved	Payments Charged to Liability for Loans Sold
Resolved by providing additional documentation with no further action required	$6,517,000	$—	$9,375,000	$—

Resolved by make whole and early payment default payments to reimburse investors for losses incurred	195,000	51,078	776,000	147,777

Resolved by repurchasing loans previously sold to investors	1,436,000	328,844	889,000	116,324

Payments due upon early payoff of loans previously sold	—	195,182	—	71,776

Resolved under global settlement agreements	—	—	9,188,000	1,950,000

Total	$8,148,000	$575,104	$20,228,000	$2,285,877